IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment of assets [Abstract]
Schedule of sensitivity analysis and key assumptions used for impairments testing on assets
Details of the key assumptions used in impairment tests performed as of December 31, 2021 are outlined below:

	TF&P CGU	ECP CGU	Nortech CGU
Carrying amount allocated to the asset group:
Goodwill	$120,601	$5,593	$25,640
Intangible assets with indefinite useful lives	$21,281	—	$1,616
Results of test performed as of December 31, 2021:
Forecast period annual revenue growth rates (1)	15% in 2022, 3% in 2023, tapering down to 2% thereafter	14% in 2022, 3% thereafter	77% in 2022, 19% in 2023, 29% in 2024, tapering down to 3% thereafter
Discount rate (2)	7.9%	10.9%	11.6%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of (3)	2%	3%	3%
Income tax rate (4)	28.0%	27.0%	25.5%
(1)For the TF&P CGU and for the ECP CGU, the projected revenue growth rates for the period are consistent with the Company's recent history of sales volumes within the asset group, as well as the Company’s expectation that its sales will at least match gross domestic product growth. For 2022, anticipated revenue growth used in these analyses is partially attributable to expected increases in selling prices due to the passing through of higher costs to customers.

For the TF&P CGU, projections assume that the Company’s revenue will grow due to growth in the e-commerce channel and areas of recent capital investment in the short term, and consistent with United States gross domestic product average projections over the longer term.

For the ECP CGU, projections expect additional revenue from recent capacity expansion investments made in the short term, and sustained growth levels consistent with United States gross domestic product over the longer term.

For the Nortech CGU, projections expect the business to achieve growth due to acquisition integration improvements to both scale production and optimize the cost/pricing structure, which is expected to add long-term value to the Company, despite slower than anticipated revenue and lower margins during 2020 and 2021. The initial high rate of growth currently anticipated in 2022 is largely due to continued recovery from COVID-19 pressures and expected improvements in operational performance.
(2)The discount rate used is the estimated weighted average cost of capital for the asset group, using observable market rates and data based on a set of publicly traded industry peers.
(3)Cash flows beyond the forecast period have been primarily extrapolated at or below the projected long-term average growth rates for the asset groups.
(4)The income tax rate represents an estimated effective tax rate based on enacted or substantively enacted rates.
Sensitivity analysis performed as of December 31, 2021 using reasonably possible changes in key assumptions above are outlined below:

	TF&P CGU	ECP CGU	Nortech CGU
Forecast period annual revenue growth rates	15% in 2022, 0% in 2023 through 2030, and 2% thereafter	14% in 2022, 1% in 2023 through 2030, and 3% thereafter	0% in 2022 and 2023, 77% in 2024, 19% in 2025, 29% in 2026, tapering down to 3% thereafter
Discount rate	9.9%	12.9%	13.6%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	1%	1%	2%
Income tax rate	35.0%	37.0%	28.0%
Details of the key assumptions used in impairment tests performed as of December 31, 2020 are outlined below:

	T&F Group (1)	ECP CGU	Nortech CGU
Carrying amount allocated to the asset group
Goodwill	$101,568	$5,686	$25,640
Intangible assets with indefinite useful lives	$14,493	—	$1,616
Results of test performed as of December 31, 2020:
Forecast period annual revenue growth rates (2)	9% in 2021, 2%-3% thereafter	12% in 2021, 3% in 2022, tapering down to 3% thereafter	35% in 2021, 55% in 2022, tapering down to 3% thereafter
Discount rate (3)	8.8%	11.6%	12.5%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of (4)	2%	3%	3%
Income tax rate (5)	28.0%	27.0%	25.5%

(1)The tapes and films CGU (the "T&F CGU") includes the Company’s tape and film manufacturing locations in the United States, Canada and India. In 2020, the Company's subsidiaries Polyair Canada Limited, Polyair Corp. and GPCP, Inc. (collectively, "Polyair") continued to be considered a separate CGU by management, despite integration efforts making significant progress in 2019 and in 2020, and in continuing towards furthering operational alignment and interdependency of cash flows within the T&F CGU. Management monitored the goodwill balance of Polyair combined with the T&F CGU assets as it remained focused on achieving its strategic plan of developing significant acquisition synergies and, as a result of those synergies, having greater interdependencies of cash flows. Accordingly, the assets of Polyair were included in the tapes and film impairment test (the “T&F Group”).
(2)For the T&F Group and for the ECP CGU, the projected revenue growth rates for the period are consistent with the Company's recent history of sales volumes within the asset group, as well as the Company’s expectation that its sales will at least match gross domestic product growth. For 2021, anticipated revenue growth used in these analyses is partially attributable to expected increases in selling prices due to the passing through of higher raw material costs to customers.

For the T&F Group, projections assume that the Company’s revenue will grow due to growth in the e-commerce channel and areas of recent capital investment in the short term, and consistent with United States gross domestic product average projections over the longer term.

For the ECP CGU, projections expect additional revenue from recent capacity expansion investments made and recovery from COVID-19 demand disruptions in the short term, and sustained growth levels consistent with United States gross domestic product over the longer term.

For the Nortech CGU, projections expect the business to achieve growth in the acquisition business case, which has been delayed by national lockdowns and restricted customer capital expenditures due to the global COVID-19 pandemic. The initial high rate of growth anticipated in 2021 is largely due to an expected recovery from these delays in fulfilling the customer order backlog.
(3)The discount rate used is the estimated weighted average cost of capital for the asset group, using observable market rates and data based on a set of publicly traded industry peers.
(4)Cash flows beyond the forecast period have been primarily extrapolated at or below the projected long-term average growth rates for the asset groups.
(5)The income tax rate represents an estimated effective tax rate based on enacted or substantively enacted rates.
Sensitivity analysis performed as of December 31, 2020 using reasonably possible changes in key assumptions above are outlined below:

	T&F Group	ECP CGU	Nortech CGU
Forecast period annual revenue growth rates	9% in 2021, 0% thereafter	12% in 2021, 1% thereafter	0% in 2021 and 2022, 109% in 2023, 21% in 2023, 17% in 2024, tapering down to 3% thereafter
Discount rate	11.0%	12.6%	14.5%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	1%	1%	2%
Income tax rate	35.0%	37.0%	28.0%

Schedule of impairments (reversals of impairments) recognized on assets
Impairments recognized during the year ended December 31, 2021 and 2020 are presented in the table below. There were no reversals of impairments recognized during the year ended December 31, 2021 and 2020.

	2021	2020
	$	$
Classes of assets impaired
Manufacturing facility closures, restructuring and other related charges
Inventories	—	596
	—	596
Cost of sales
Inventories	5,240	1,179
Property, plant and equipment
Buildings	72	—
Manufacturing equipment	219	127
Construction in progress	513	86
Intangibles	—	371
	6,044	1,763
Total	6,044	2,359